Summary of Changes in Non-vested Shares (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Beginning balance	183,750	288,750
Granted	0	0
Vested	(105,000)	(105,000)
Forfeited	(78,750)
Ending balance		183,750
Beginning balance	$ 9,187	$ 14,437
Granted	$ 0	$ 0
Vested	$ (5,250)	$ (5,250)
Forfeited	$ (3,937)
Ending balance		$ 9,187